LEASES	12 Months Ended
Sep. 30, 2025
Leases
LEASES

NOTE 10 － LEASES

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The Company entered into commercial operating leases with various third parties for the use of offices, warehouse and staff quarter in Hong Kong. These leases have original terms exceeding 1 year, but not more than 3 years. These operating leases are included in “Right-of-use Assets” on the balance sheet and represent the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Lease liabilities” on the balance sheet.

Supplemental balance sheet information related to operating leases was as follows:

	As of September 30,
	2024	2025	2025
	HKD	HKD	USD
Operating lease:
Right-of-use assets, net	$6,156,518	$3,690,451	$474,296

Lease liabilities:
Current lease liabilities	$3,415,438	$3,423,397	$439,974
Non-current lease liabilities	3,232,622	555,297	71,367
Total lease liabilities	$6,648,060	$3,978,694	$511,341

Operating lease expense for the years ended September 30, 2023, 2024 and 2025 were HK$390,444, HK$3,687,878 and HK$3,760,461 (US$ 483,294), respectively.

Other supplemental information about the Company’s operating lease as of September 30,

	2024	2025
Weighted average discount rate	5.6%	4.9%
Weighted average remaining lease term (years)	1.8-1.9 years	0.1-1.7 years

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Operating lease commitments:

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of September 30, 2025 in the next two years:

For the year ending September 30,	HKD	USD

2026	$3,510,006	$451,105
2027	560,000	71,971
Total minimum lease payments	4,070,006	523,076
Less: imputed interest	(91,312)	(11,735)
Future minimum lease payments	$3,978,694	$511,341